Share based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Stock Based Compensation Expense	$ 268,734	$ 241,271	$ 215,284
Stock-based compensation expense in Contributed Capital	186,483	148,321	22,552
Employee Share Purchase Plan
Total Stock Based Compensation Expense	41,619	30,508	39,389
Restricted Stock Units
Total Stock Based Compensation Expense	40,632	62,442	153,343
Compensation Expense Member
Total Stock Based Compensation Expense	52,634	55,821	0
Stock Option Expense
Total Stock Based Compensation Expense	118,849	92,500	22,552
Deferred Share Units [Member]
Total Stock Based Compensation Expense	$ 15,000	$ 0	$ 0